S000054498 [Member] Investment Objectives and Goals - FlexShares STOXX US ESG Select Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® STOXX® US ESG Select Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the STOXX® USA ESG Select KPIs IndexSM (the “Underlying Index”).